UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY

   11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

4/30

Date of reporting period:7/31/09

Item 1.  Schedule of Investments.

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited)
Shares	Security	Market Value

	COMMON STOCK - 87.49%
	BANKS - 1.77%
2,600	Bank of America Corp.	$ 38,454

	BIOTECHNOLOGY - 1.45%
1,300	Dendreon Corp. *	31,473

	CHEMICALS - 7.25%
1,400	Agrium, Inc.	64,666
700	Mosaic Co.	36,505
600	Potash Corp. of Saskatchewan, Inc.	55,806
		156,977
	COMPUTERS - 8.72%
200	Apple, Inc. *	32,678
3,000	EMC Corp.*	45,180
2,000	NetApp, Inc. *	44,920
400	Research In Motion Ltd. *	30,400
2,000	SanDisk Corp. *	35,640
		188,818
	ENGINEERING & CONSTRUCTION - 2.16%
2,400	McDermott International, Inc. *	46,896

	FOREST PRODUCTS & PAPER - 1.74%
2,000	International Paper Co.	37,620

	HEALTHCARE SERVICES - 6.30%
1,500	Aetna, Inc.	40,455
1,900	CIGNA Corp.	53,960
1,500	UnitedHealth Group, Inc.	42,090
		136,505
	HOME FURNISHINGS - 2.97%
2,300	Sony Corp.	64,308

	INSURANCE - 2.25%
1,100	Prudential Financial, Inc.	48,697

	INTERNET - 3.06%
1,700	Ebay, Inc. *	36,125
2,100	Yahoo!, Inc. *	30,072
		66,197
	IRON / STEEL - 6.83%
2,100	AK Steel Holding Corp.	41,307
2,300	Cliffs Natural Resources, Inc.	62,997
1,100	United States Steel Corp.	43,725
		148,029
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)
Shares	Security	Market Value
	MINING - 6.90%
5,100	Alcoa, Inc.	$ 59,976
800	Freeport-McMoRan Copper & Gold	48,240
1,000	Newmont Mining Corp.	41,350
		149,566
	OIL & GAS - 11.43%
3,200	Chesapeake Energy Corp.	68,608
800	ENSCO International, Inc.	30,312
3,500	Nabors Industries Ltd. *	59,570
1,800	Suncor Energy, Inc.	58,464
1,700	Valero Energy Corp.	30,600
		247,554
	OIL & GAS SERVICES - 3.02%
800	Baker Hughes, Inc.	32,400
1,500	Halliburton Co.	33,135
		65,535
	PHARMACEUTICALS - 4.74%
3,000	AmerisourceBergen Corp.	59,160
2,000	Bristol-Myers Squibb Co.	43,480
		102,640
	RETAIL - 4.42%
2,300	Home Depot, Inc.	59,662
1,500	Urban Outfitters, Inc. *	36,060
		95,722
	SEMICONDUCTORS - 6.81%
1,500	Broadcom Corp. *	42,345
1,600	Intel Corp.	30,800
1,900	Rambus, Inc. *	32,167
1,500	Tessera Technologies, Inc. *	42,135
		147,447
	SOFTWARE - 1.30%
1,200	Microsoft Corp.	28,224

	TELECOMMUNICATIONS - 4.37%
1,600	Cisco Systems, Inc. *	35,216
3,500	Corning, Inc.	59,500
		94,716

	TOTAL COMMON STOCK	1,895,378
	( Cost - $1,723,852)

Contracts	OPTIONS PURCHASED - 11.57%
15	Aetna, Inc.	5,700
	Expiration January 2011, Exercise Price $22.50
14	Agrium, Inc.	7,280
	Expiration January 2011, Exercise Price $35.00
	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value
	OPTIONS PURCHASED (Continued) - 11.57%
21	AK Steel Holding Corp.	$ 9,660
	Expiration January 2011, Exercise Price $17.50
51	Alcoa, Inc.	9,945
	Expiration January 2011, Exercise Price $10.00
30	AmerisourceBergen Corp.	5,550
	Expiration January 2011, Exercise Price $17.50
2	Apple, Inc.	2,170
	Expiration January 2011, Exercise Price $120.00
8	Baker Hughes, Inc.	2,640
	Expiration January 2011, Exercise Price $30.00
26	Bank of America Corp.	4,108
	Expiration January 2011, Exercise Price $30.00
20	Bristol-Myers Squibb Co.	3,580
	Expiration January 2011, Exercise Price $17.50
15	Broadcom Corp.	4,200
	Expiration January 2011, Exercise Price $22.50
32	Chesapeake Energy Corp.	9,920
	Expiration January 2011, Exercise Price $22.50
19	CIGNA Corp.	6,270
	Expiration January 2011, Exercise Price $22.50
16	Cisco Systems, Inc.	2,608
	Expiration January 2011, Exercise Price $17.50
23	Cliffs Natural Resources, Inc.	11,500
	Expiration January 2011, Exercise Price $22.50
35	Corning, Inc.	8,050
	Expiration January 2011, Exercise Price $15.00
13	Dendreon Corp.	8,814
	Expiration January 2011, Exercise Price $20.00
17	EBay, Inc.	2,040
	Expiration January 2011, Exercise Price $15.00
30	EMC Corp.	3,930
	Expiration January 2011, Exercise Price $15.00
8	ENSCO International, Inc.	3,440
	Expiration January 2011, Exercise Price $30.00
8	Freeport-McMoRan Copper & Gold	7,824
	Expiration January 2011, Exercise Price $50.00
15	Halliburton Co.	3,405
	Expiration January 2011, Exercise Price $17.50
23	Home Depot, Inc.	7,245
	Expiration January 2011, Exercise Price $22.50
16	Intel Corp.	2,368
	Expiration January 2011, Exercise Price $15.00
20	International Paper Co.	3,500
	Expiration January 2011, Exercise Price $12.50
24	McDermott International, Inc.	9,360
	Expiration January 2011, Exercise Price $17.50

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)
Contracts	Security	Market Value
12	Microsoft Corp.	$ 2,592
	Expiration January 2011, Exercise Price $20.00
7	Mosaic Co.	4,690
	Expiration January 2011, Exercise Price $40.00
35	Nabors Industries Ltd.	10,500
	Expiration January 2011, Exercise Price $15.00
20	NetApp, Inc.	4,400
	Expiration January 2011, Exercise Price $17.50
7	Newmont Mining Corp.	3,255
	Expiration January 2011, Exercise Price $35.00
3	Newmont Mining Corp.	1,770
	Expiration January 2011, Exercise Price $37.50
6	Potash Corp. of Saskatchewan, Inc.	8,700
	Expiration January 2011, Exercise Price $80.00
11	Prudential Financial, Inc.	5,170
	Expiration January 2011, Exercise Price $30.00
19	Rambus, Inc.	9,500
	Expiration January 2011, Exercise Price $15.00
4	Research In Motion Ltd.	4,020
	Expiration January 2011, Exercise Price $60.00
20	SanDisk Corp.	4,140
	Expiration January 2011, Exercise Price $12.50
23	Sony Corp.	5,405
	Expiration January 2011, Exercise Price $22.50
18	Suncor Energy, Inc.	9,720
	Expiration January 2011, Exercise Price $30.00
15	Tessera Technologies, Inc.	6,150
	Expiration January 2011, Exercise Price $22.50
11	United States Steel Corp.	9,240
	Expiration January 2011, Exercise Price $35.00
15	UnitedHealth Group, Inc.	4,425
	Expiration January 2011, Exercise Price $22.50
15	Urban Outfitters, Inc.	3,525
	Expiration January 2011, Exercise Price $17.50
17	Valero Energy Corp.	4,097
	Expiration January 2011, Exercise Price $15.00
21	Yahoo!, Inc.	4,200
	Expiration January 2011, Exercise Price $12.50	250,606

	TOTAL PURCHASED OPTIONS	250,606
	( Proceeds - $325,404)

	SHORT-TERM INVESTMENTS - 22.57%
	MONEY MARKET FUND - 22.57%
488,904	HighMark US Treasury Money Market Fund +	488,904

	TOTAL SHORT-TERM INVESTMENTS	488,904
	( Cost - $488,904)

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)

	TOTAL INVESTMENTS - 121.63%
	( Cost - $2,538,160)	$2,634,888
	CALL OPTIONS WRITTEN - (16.06)%	($347,815)
	LIABILITIES IN EXCESS OF OTHER ASSETS- (5.57%)	($120,805)
	NET ASSETS - 100.00%	$2,166,268

	At July 31, 2009, net unrealized depreciation on investment securities, for book purposes,
	was as follows:
	Aggregate gross unrealized appreciation for all investments for which there was an
	excess of value over cost:	$ 174,526
	Aggregate gross unrealized depreciation for all investments for which there was an
	excess of cost over value:	(77,798)
	Net unrealized appreciation	$ 96,728

Contracts	SCHEDULE OF OPTIONS WRITTEN	Market Value
15	Aetna, Inc.	7,650
	Expiration January 2011, Exercise Price $30.00
8	Agrium, Inc.	9,120
	Expiration January 2011, Exercise Price $50.00
6	Agrium, Inc.	5,580
	Expiration January 2011, Exercise Price $45.00
21	AK Steel Holding Corp.	7,560
	Expiration January 2011, Exercise Price $25.00
51	Alcoa, Inc.	10,200
	Expiration January 2011, Exercise Price $15.00
30	AmerisourceBergen Corp.	4,500
	Expiration January 2011, Exercise Price $22.50
2	Apple, Inc.	6,600
	Expiration January 2011, Exercise Price $160.00
8	Baker Hughes, Inc.	6,000
	Expiration January 2011, Exercise Price $40.00
26	Bank of America Corp.	9,490
	Expiration January 2011, Exercise Price $15.00
20	Bristol-Myers Squibb Co.	4,440
	Expiration January 2011, Exercise Price $22.50
15	Broadcom Corp.	7,500
	Expiration January 2011, Exercise Price $30.00
17	Chesapeake Energy Corp.	6,341
	Expiration January 2011, Exercise Price $25.00
15	Chesapeake Energy Corp.	6,705
	Expiration January 2011, Exercise Price $22.50
19	CIGNA Corp.	10,450
	Expiration January 2011, Exercise Price $30.00
16	Cisco Systems, Inc.	3,664
	Expiration January 2011, Exercise Price $25.00
23	Cliffs Natural Resources, Inc.	16,100
	Expiration January 2011, Exercise Price $30.00
35	Corning, Inc.	7,175
	Expiration January 2011, Exercise Price $20.00
13	Dendreon Corp.	9,750
	Expiration January 2011, Exercise Price $30.00
17	Ebay, Inc.	7,871
	Expiration January 2011, Exercise Price $20.00
30	EMC Corp.	4,860
	Expiration January 2011, Exercise Price $17.50

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)
Contracts	SCHEDULE OF OPTIONS WRITTEN (Continued)	Market Value
8	ENSCO International, Inc.	$ 5,600
	Expiration January 2011, Exercise Price $40.00
8	Freeport-McMoRan Copper & Gold	10,720
	Expiration January 2011, Exercise Price $65.00
15	Halliburton Co.	5,850
	Expiration January 2011, Exercise Price $22.50
23	Home Depot, Inc	5,290
	Expiration January 2011, Exercise Price $30.00
16	Intel Corp.	3,936
	Expiration January 2011, Exercise Price $20.00
20	International Paper Co.	10,400
	Expiration January 2011, Exercise Price $17.50
24	McDermott International, Inc.	8,400
	Expiration January 2011, Exercise Price $22.50
12	Microsoft Corp.	2,172
	Expiration January 2011, Exercise Price $27.50
7	Mosaic Co.	9,590
	Expiration January 2011, Exercise Price $11.50
35	Nabors Industries Ltd.	10,150
	Expiration January 2011, Exercise Price $20.00
20	NetApp, Inc.	7,000
	Expiration January 2011, Exercise Price $25.00
3	Newmont Mining Corp.	1,395
	Expiration January 2011, Exercise Price $50.00
7	Newmont Mining Corp.	3,745
	Expiration January 2011, Exercise Price $47.50
1	Potash Corp. of Saskatchewan, Inc.	1,620
	Expiration January 2011, Exercise Price $110.00
5	Potash Corp. of Saskatchewan, Inc.	8,700
	Expiration January 2011, Exercise Price $105.00
11	Prudential Financial, Inc.	13,530
	Expiration January 2011, Exercise Price $40.00
19	Rambus, Inc.	10,431
	Expiration January 2011, Exercise Price $20.00
4	Research In Motion Ltd.	6,700
	Expiration January 2011, Exercise Price $80.00
20	SanDisk Corp.	10,200
	Expiration January 2011, Exercise Price $17.50
23	Sony Corp.	8,740
	Expiration January 2011, Exercise Price $30.00
18	Suncor Energy, Inc.	7,740
	Expiration January 2011, Exercise Price $40.00
15	Tessera Technologies, Inc.	11,250
	Expiration January 2011, Exercise Price $40.00

	The Collar Fund
	PORTFOLIO OF INVESTMENTS
	July 31, 2009 (Unaudited) (Continued)
Contracts	SCHEDULE OF OPTIONS WRITTEN (Continued)	Market Value
11	United States Steel Corp.	$ 9,350
	Expiration January 2011, Exercise Price $45.00
15	UnitedHealth Group, Inc.	7,500
	Expiration January 2011, Exercise Price $30.00
15	Urban Outfitters, Inc.	7,500
	Expiration January 2011, Exercise Price $25.00
17	Valero Energy Corp.	4,760
	Expiration January 2011, Exercise Price $20.00
21	Yahoo!, Inc.	3,990
	Expiration January 2011, Exercise Price $17.50
	TOTAL OPTIONS WRITTEN	347,815
	( Proceeds - $275,677)
* Non-Income producing security
+ Variable rate security. Rate shown is as of July 31, 2009.

Security valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission
Form N-CSR.

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2009 for the Portfolio’s assets and liabilities measured at fair value:

The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 1,895,378	$ -	$ -	$ 1,895,378
Short-Term Investments	$ -	$ 488,904		$ 488,904
Options	$ -	$ 250,606		$ 250,606
Total	$ 1,895,378	$ 739,510	$ -	$ 2,634,888

Liabilities	Level 1	Level 2	Level 3	Total
Written Options	$ (347,815)	$ -	$ -	$ (347,815)
Total	$ (347,815)	$ -	$ -	$ (347,815)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date  9/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date 9/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date  9/29/09